Contractual Maturities of Installment Loans Except Purchased Loans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
2014	¥ 778,558
2015	314,605
2016	328,183
2017	166,195
2018	154,304
Thereafter	878,525
Total	¥ 2,620,370